MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 9, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Prime Obligations Fund – Automated Shares

Federated Treasury Obligations Fund – Automated Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 148 under the Securities Act of 1933 and Amendment No. 150 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933. A Rule 485(a) filing is being made to add Automated Shares to Federated Prime Obligations Fund (POF) and Federated Treasury Obligations Fund (TOF).

Pursuant to Investment Company Act Release No. 13768, the Registrant respectfully requests selective review of those sections of Parts A and B of POF and TOF that are marked in the accompanying registration statement. Aside from usual, customary and other non-material disclosure changes which would otherwise be included in a Rule 485(b) filing, the Registrant has made those changes necessary to reflect and implement disclosure in connection with the proposed offering of Automated Shares as approved by the Registrant’s Board of Trustees.

The Automated Shares that the Registrant proposes will be substantially similar to the expense and operational structure of Federated Automated Government Money Trust (AGMT), another portfolio of the Registrant.

The elements of the expense and operational structure of AGMT can be found in the registration statement for AGMT, filed September 26, 2013 pursuant to Rule 485(b) as Post-Effective Amendment No. 141 and Amendment No. 142 (Accession No. 0001318148-13-001659) and subsequently amended pursuant to Rule 497. Specifically:

1) Distribution (12b-1) Fee – None

2) Shareholder Services Fee/Account Administration Fee – 0.25% of average net assets

3) Recordkeeping Fee – 0.10% of average net assets

4) Minimum Investment - $25,000

5) Minimum Subsequent Investment – None

6) Minimum and subsequent investment requirements for individual retirement accounts are generally $250 and $100, respectively

7) No minimum initial or subsequent investment amount for employer- sponsored retirement plans

8) Minimum Investment for Systematic Investment Programs - $50

9) Debit Card

10) Checkwriting

The Registrant further represents that all other disclosure contained in the accompanying filing has been previously filed with and reviewed by the Staff or is immaterial. Therefore, the Registrant affirms that the above-described disclosure is substantially similar to that contained in the described registration statement and that all other disclosure contained in the filing would otherwise qualify under paragraph (b) of Rule 485.

In addition, pursuant to conversations with the Staff, in accordance with Rule 461 under the Securities Act of 1933, we hereby respectfully request that the effectiveness of this registration statement be accelerated so that it shall become effective at 9:00 a.m. Eastern Time on Friday, June 13, 2014.

In connection with the review of this filing by the Staff, we acknowledge that: (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case, the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions on the enclosed material or the requests for selective review and accelerated effectiveness, please contact Seana Banks at (412) 288-6340 or Justine Patrick at 412-288-7196.

Very truly yours,

/s/ Justine S. Patrick

Justine S. Patrick

Assistant Secretary of the Registrant

Partner, Reed Smith, LLP

/s/ Kary A. Moore

Kary A. Moore

Senior Corporate Counsel

Federated Investors, Inc.

Secretary

Federated Securities Corp.

Enclosures